Earnings per share - Schedule of Earning Per Share Detail (Detail) - EUR (€)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Profit attributable to ordinary equity holders of the Group		€ 235,878,000	€ 149,217,000	€ (17,948,000)
Weighted Average Number of Ordinary Shares for Basic and Diluted EPS		55,497,173	54,415,374	53,863,810
Net profit per share, basic and diluted		€ 4.25	€ 2.74	€ (0.33)
Net profit per share, basic and diluted		€ 4.25	€ 2.74	€ (0.33)
Parent [member]
Earnings per share [line items]
Profit attributable to ordinary equity holders of the Group	€ (1,427,997)
Weighted Average Number of Ordinary Shares for Basic and Diluted EPS	1
Net profit per share, basic and diluted	€ (1,427,997)